Asset transfers (Details) - Securities repurchase agreements or lending transactions - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 27,516	£ 23,910
Fair value of associated liabilities	27,342	23,222
Trading assets
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	23,247	14,020
Other financial assets
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 4,269	£ 9,890